Property, plant and equipment - Summary of Effects of Unitization Agreements (Detail) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Write-offs	$ (62)	$ (431)	$ (600)
Unitization agreements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Equalization payables		279
Indexation charges		2
Write-offs		(62)
Payments maid		(100)
Cumulative translation adjustments		(2)
Remaining payables		$ 118